Share-based Payments - Summary of acquisition date fair value of each share-based award is estimated (Detail)	12 Months Ended
	Dec. 31, 2021 ¥ / shares	Jan. 08, 2020 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair market value per ordinary share as at valuation dates | $ / shares		$ 0.76
Camelot Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate	0.21%
Expected volatility range	50.56%
Exercise multiple	2.20
Fair market value per ordinary share as at valuation dates | ¥ / shares	¥ 23.00